Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Statement of Financial Position [Abstract]
Ordinary shares, par value	$ 0	$ 0
Ordinary shares, shares authorized	Unlimited	Unlimited
Ordinary shares, shares issued	5,411,109	4,701,369
Ordinary shares, shares outstanding	4,198,442	4,641,369
Preferred stock, par value	$ 0	$ 0
Preferred stock, shares issued	274,367	274,367
Preferred stock, shares outstanding	274,367	274,367
Treasury stock, par value	$ 0	$ 0
Treasury stock, shares	1,212,667